Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	$ 13,754

International Equity Funds - 24.9%
Transamerica Emerging Markets Opportunities (C)	6,127,040	72,544,151
Transamerica International Equity (C)	8,608,698	185,259,179
Transamerica International Growth (C)	16,553,244	164,870,314
Transamerica International Small Cap Value (C)	1,549,779	25,199,403
Transamerica International Stock (C)	4,570,528	53,063,832

		500,936,879

International Fixed Income Funds - 4.4%
Transamerica Emerging Markets Debt (C)	6,333,887	69,102,710
Transamerica Inflation Opportunities (C)	1,666,223	18,978,276

		88,080,986

U.S. Alternative Fund - 0.9%
Transamerica Event Driven (C)	1,700,214	18,940,387

U.S. Equity Funds - 44.0%
Transamerica Capital Growth (C)	7,770,532	192,631,491
Transamerica Large Cap Value (C)	19,489,378	260,767,871
Transamerica Mid Cap Growth (C)	953,118	14,182,391
Transamerica Mid Cap Value (C)	3,473,058	43,829,991
Transamerica Mid Cap Value Opportunities (C)	800,341	11,524,910
Transamerica Small Cap Growth (C)	2,254,083	21,165,838
Transamerica Small Cap Value (C)	1,694,252	21,330,631

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	4,660	$ 3,270
Transamerica Sustainable Equity Income (C)	9,786,241	90,033,417
Transamerica US Growth (C)	7,012,872	227,217,042

		882,686,852

U.S. Fixed Income Funds - 21.8%
Transamerica Bond (C)	6,331,810	61,291,917
Transamerica Core Bond (C)	7,421,426	75,475,902
Transamerica High Yield Bond (C)	2,138,959	19,870,925
Transamerica Intermediate Bond (C)	8,524,510	89,422,111
Transamerica Short-Term Bond (C)	1,594,617	16,296,987
Transamerica Total Return (C)	16,806,319	175,289,912

		437,647,754

U.S. Mixed Allocation Fund - 2.7%
Transamerica Energy Infrastructure (C)	8,526,641	54,741,036

Total Investment Companies (Cost $1,500,197,605)		1,983,047,648

Total Investments (Cost $1,500,197,605)		1,983,047,648
Net Other Assets (Liabilities) - 1.3%		25,537,668

Net Assets - 100.0%		$ 2,008,585,316

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	150	09/17/2021	$31,642,783	$32,921,250	$1,278,467	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,983,030,624	$—	$—	$1,983,030,624

Total	$1,983,030,624	$—	$—	$1,983,030,624

Investment Companies Measured at Net Asset Value (E)				17,024

Total Investments				$1,983,047,648

Other Financial Instruments
Futures Contracts (G)	$1,278,467	$—	$—	$1,278,467

Total Other Financial Instruments	$1,278,467	$—	$—	$1,278,467

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2021	Shares as of July 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$54,298,716	$6,501,123	$—	$—	$492,078	$61,291,917	6,331,810	$1,431,027	$69,303
Transamerica Capital Growth	159,133,345	36,796,190	(37,000,000)	13,180,944	20,521,012	192,631,491	7,770,532	—	21,796,190
Transamerica Core Bond	64,281,786	13,880,355	—	—	(2,686,239)	75,475,902	7,421,426	1,476,925	2,403,430
Transamerica Emerging Markets Debt	60,581,317	5,403,174	—	—	3,118,219	69,102,710	6,333,887	1,608,487	—
Transamerica Emerging Markets Opportunities	69,988,552	484,264	(12,500,000)	2,462,103	12,109,232	72,544,151	6,127,040	484,264	—
Transamerica Energy Infrastructure	45,495,386	2,022,428	(9,945,525)	(363,676)	17,532,423	54,741,036	8,526,641	2,022,428	—
Transamerica Event Driven	18,059,393	1,338,138	—	—	(457,144)	18,940,387	1,700,214	592,475	745,663
Transamerica Global Allocation Liquidating Trust	16,564	—	—	—	(2,810)	13,754	5,843	—	—
Transamerica High Yield Bond	17,854,122	665,400	—	—	1,351,403	19,870,925	2,138,959	665,421	—
Transamerica Inflation Opportunities	17,871,225	264,037	—	—	843,014	18,978,276	1,666,223	264,037	—
Transamerica Intermediate Bond	74,374,257	17,701,557	—	—	(2,653,703)	89,422,111	8,524,510	2,317,501	1,384,056
Transamerica International Equity	158,458,111	2,480,559	(29,000,000)	2,431,481	50,889,028	185,259,179	8,608,698	2,480,559	—
Transamerica International Growth	142,963,117	1,688,729	(19,000,000)	1,412,062	37,806,406	164,870,314	16,553,244	1,688,729	—
Transamerica International Small Cap Value	22,031,618	285,527	(5,000,000)	1,610,381	6,271,877	25,199,403	1,549,779	285,527	—
Transamerica International Stock	42,749,452	675,590	(5,000,000)	724,956	13,913,834	53,063,832	4,570,528	675,590	—
Transamerica Large Cap Value	163,135,047	62,023,067	(40,000,000)	6,770,592	68,839,165	260,767,871	19,489,378	2,023,067	—
Transamerica Mid Cap Growth	11,099,339	579,642	—	—	2,503,410	14,182,391	953,118	180,193	399,449
Transamerica Mid Cap Value	36,478,819	7,168,432	(8,000,000)	1,330,197	6,852,543	43,829,991	3,473,058	469,063	6,699,369
Transamerica Mid Cap Value Opportunities	13,576,397	161,387	(8,000,000)	2,452,150	3,334,976	11,524,910	800,341	161,387	—
Transamerica Short-Term Bond	15,949,257	205,855	—	—	141,875	16,296,987	1,594,617	205,857	—
Transamerica Small Cap Growth	8,904,030	8,844,488	—	—	3,417,320	21,165,838	2,254,083	—	844,488
Transamerica Small Cap Value	9,231,988	7,030,287	—	—	5,068,356	21,330,631	1,694,252	30,287	—
Transamerica Small Company Growth Liquidating Trust	3,270	—	—	—	—	3,270	4,660	—	—
Transamerica Sustainable Equity Income	159,675,019	2,173,681	(116,000,000)	(19,898,558)	64,083,275	90,033,417	9,786,241	2,173,681	—
Transamerica Total Return	162,234,747	21,774,224	—	—	(8,719,059)	175,289,912	16,806,319	7,988,236	2,785,988
Transamerica US Growth	183,719,137	18,412,541	(17,000,000)	5,334,141	36,751,223	227,217,042	7,012,872	404,209	18,008,332

Total	$1,712,164,011	$218,560,675	$(306,445,525)	$17,446,773	$341,321,714	$1,983,047,648	151,698,273	$29,628,950	$55,136,268

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At July 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$13,754	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	3,270	0.0	(A)

Total			$106,718	$17,024	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4